ACCOUNTS RECEIVABLE AND OTHER (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE AND OTHER
Schedule of accounts receivable and other

(unaudited)
(millions of dollars)	March 31, 2017 (a)	December 31, 2016 (a)

Trade accounts receivable, net of allowance of nil	38	44
Imbalance receivable from affiliates	1	2
Other	2	1

	41	47

(a)      Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

December 31 (millions of dollars)	2016 (a)	2015(a)

Trade accounts receivable, net of allowance of nil	44	40
Imbalance receivable from affiliates	2	1
Other	1	—

	47	41

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).